Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Sep. 08, 2017
Document Effective Date	Sep. 08, 2017
Prospectus Date	Jan. 31, 2017
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus:
Trading Symbol	HACK
ETFMG Prime Junior Silver ETF | ETFMG Prime Junior Silver ETF
Prospectus:
Trading Symbol	SILJ
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY
ETFMG Video Game Tech™ ETF | ETFMG Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR